UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

ALLIANCEBERNSTEIN CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: February 28, 2013

Date of reporting period: November 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Dynamic All Market Fund

Consolidated Portfolio of Investments

November 30, 2012 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 28.3%
Funds and Investment Trusts - 28.3%
CSOP FTSE China A50 ETF	286,200	$331,983
SPDR S&P 500 ETF Trust	13,280	1,886,557
Vanguard Mid-Cap ETF	2,300	187,496
Vanguard MSCI Emerging Markets ETF	11,540	485,141
Vanguard Small-Cap ETF	5,370	429,493

Total Investment Companies (cost $3,032,906)		3,320,670

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 19.9%
United States - 19.9%
U.S. Treasury Inflation Index
1.375%, 7/15/18 (TIPS)	$408	476,618
1.625%, 1/15/18 (TIPS)	182	212,210
1.875%, 7/15/15-7/15/19 (TIPS)	485	548,725
2.50%, 7/15/16 (TIPS)	561	646,371
2.625%, 7/15/17 (TIPS)	380	456,333

Total Inflation-Linked Securities (cost $2,275,885)		2,340,257

GOVERNMENTS - TREASURIES - 9.4%
Italy - 6.4%
Italy Buoni Poliennali Del Tesoro
3.00%, 4/15/15	EUR 345	456,111
4.75%, 6/01/17	219	302,366

		758,477

Spain - 3.0%
Spain Government Bond
3.00%, 4/30/15	154	199,283
3.80%, 1/31/17	116	148,917

		348,200

Total Governments - Treasuries (cost $1,099,012)		1,106,677

	Contracts
OPTIONS PURCHASED - PUTS - 0.1%
Options on Equity Indices - 0.1%
S&P 500 Index
Expiration: Jan 2013, Exercise Price: $ 1,350.00 (a)(b)	6	6,787
S&P/ASX 200 Index
Expiration: Jan 2013, Exercise Price: AUD 4,325.00 (a)(b)	10	1,566

		8,353

Company	Contracts	U.S. $ Value
Options on Forward Contracts - 0.0%
AUD/USD
Expiration: Feb 2013, Exercise Price: AUD 1.03 (a)(c)	485,437	$5,584

Total Options Purchased - Puts (cost $20,287)		13,937

	Shares
SHORT-TERM INVESTMENTS - 40.8%
Investment Companies - 36.1%
AllianceBernstein Fixed-Income Shares, Inc. -
Government STIF Portfolio, 0.15% (d) (cost $4,232,338)	4,232,338	4,232,338

	Principal Amount (000)
U.S. Treasury Bill - 4.7%
U.S. Treasury Bill
Zero Coupon 12/06/12-2/28/13 (cost $549,952)	$550	549,951

Total Short-Term Investments (cost $4,782,290)		4,782,289

Total Investments - 98.5%
(cost $11,210,380) (e)		11,563,830
Other assets less liabilities - 1.5%		181,499

Net Assets - 100.0%		$11,745,329

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Mini Japan Government Bond Futures	13	December 2012	$2,270,443	$2,284,915	$14,472
Australian Government 10 Yr Bond Futures	2	December 2012	263,090	260,832	(2,258)
Canadian Government 10 Yr Bond Futures	6	March 2013	819,348	825,751	6,403
DAX Index Futures	1	December 2012	239,366	241,529	2,163
Euro-Bund Futures	8	March 2013	1,504,190	1,503,540	(650)
FTSE 100 Index Futures	4	December 2012	374,103	376,515	2,412
FTSE/MIB Index Futures	2	December 2012	208,933	206,233	(2,700)
Hang Seng Index Futures	1	December 2012	142,086	141,940	(146)
IBEX 35 Index Futures	3	December 2012	294,946	309,381	14,435

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2012	Unrealized Appreciation/ (Depreciation)
Long Gilt Futures	7	March 2013	$1,332,460	$1,338,516	$6,056
S&P 500 Emini Futures	3	December 2012	215,301	212,175	(3,126)
S&P/TSE 60 Index Futures	1	December 2012	141,701	141,320	(381)
SPI 200 Futures	1	December 2012	114,770	118,324	3,554
TOPIX Index Futures	6	December 2012	539,819	572,382	32,563
U.S. Long Bond Futures	2	March 2013	298,554	300,125	1,571
U.S. T-Note 10 Yr Futures	16	March 2013	2,128,875	2,138,250	9,375
U.S. Ultra Bond Futures	2	March 2013	330,859	331,875	1,016

					$84,759

FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	AUD	49	USD	50	12/14/12	$(925)
Brown Brothers Harriman & Co.	CAD	37	USD	38	12/14/12	582
Brown Brothers Harriman & Co.	EUR	950	USD	1,238	12/14/12	2,985
Brown Brothers Harriman & Co.	GBP	33	USD	53	12/14/12	(45)
Brown Brothers Harriman & Co.	JPY	18,529	USD	230	12/14/12	5,221
Brown Brothers Harriman & Co.	USD	16	AUD	15	12/14/12	140
Brown Brothers Harriman & Co.	USD	38	CAD	37	12/14/12	(549)
Brown Brothers Harriman & Co.	USD	210	CHF	202	12/14/12	7,639
Brown Brothers Harriman & Co.	USD	192	EUR	153	12/14/12	6,815
Brown Brothers Harriman & Co.	USD	235	GBP	146	12/14/12	(1,225)
Brown Brothers Harriman & Co.	USD	299	JPY	23,788	12/14/12	(10,150)
Brown Brothers Harriman & Co.	USD	200	NOK	1,181	12/14/12	8,340
Brown Brothers Harriman & Co.	USD	34	SEK	228	12/14/12	71
HSBC Securities Inc.	USD	171	SEK	1,151	12/14/12	2,058

						$20,957

CREDIT DEFAULT SWAP CONTRACTS
Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at November 30, 2012	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America NA:
iTraxx Europe Crossover-18
5 Year Index,
12/20/17*	5.00%	4.96%	E	UR 90	$1,386	$(1,139)	$2,525
Barclays Bank PLC:
CDX NAHY-18
5 Year Index,
6/20/17*	5.00	4.69		$109	2,413	(3,628)	6,041
CDX NAHY-18
5 Year Index,
6/20/17*	5.00	4.69		119	2,631	214	2,417
iTraxx Europe Crossover-18
5 Year Index,
12/20/17*	5.00	4.96	E	UR 90	1,385	(2,890)	4,275
Citibank NA:
CDX EM-17
5 Year Index,
6/20/17*	5.00	2.23		$110	13,902	10,212	3,690
CDX EM-17
5 Year Index,
6/20/17*	5.00	2.23		110	13,902	11,606	2,296
CDX EM-18
5 Year Index,
12/20/17*	5.00	2.33		120	15,904	13,636	2,268
CDX NAHY-19
5 Year Index	5.00	5.00		230	2,364	(555)	2,919
CDX NAIG-19
5 Year Index,
12/20/17*	1.00	0.99		120	322	14	308
iTraxx Europe Crossover-18
5 Year Index,
12/20/17*	5.00	4.96	E	UR 50	770	(1,706)	2,476
iTraxx Europe-18
5 Year Index,
12/20/17*	1.00	1.23		90	(1,049)	(1,985)	936
Credit Suisse International:
CDX NAHY-17
5 Year Index,
12/20/16*	5.00	4.33		$115	3,920	(2,832)	6,752
JPMorgan Chase Bank NA:
CDX EM-16
5 Year Index,
12/20/16*	5.00	2.33		60	6,662	4,227	2,435

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at November 30, 2012	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX NAHY-18
5 Year Index,
6/20/17*	5.00%	4.69%	$109	$2,413	$(2,231)	$4,644
CDX NAIG-17
5 Year Index,
12/20/16*	1.00	0.77	120	1,345	(677)	2,022
CDX NAIG-17
5 Year Index,
12/20/16*	1.00	0.77	90	1,009	(651)	1,660
CDX NAIG-17
5 Year Index,
12/20/16*	1.00	0.77	110	1,232	(370)	1,602
iTraxx
Europe-16
5 Year Index,
12/20/16*	1.00	1.11	EUR 120	(342)	(3,851)	3,509

				$70,169	$17,394	$52,775

*	Termination date

TOTAL RETURN SWAP CONTRACTS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Total Return on Reference Index
Dow Jones-
UBS
	Commodity					JPMorgan
	Index 2 Month					Chase Bank
Receive	Forward	5,992	0.17%	$1,786	12/17/12	NA	$30,383
Dow Jones-
UBS
	Commodity					JPMorgan
	Index 2 Month					Chase Bank
Receive	Forward	395	0.16%	118	12/17/12	NA	2,003
Dow Jones-
UBS
	Commodity					JPMorgan
	Index 2 Month					Chase Bank
Receive	Forward	392	0.16%	117	12/17/12	NA	1,988
Dow Jones-
UBS
	Commodity					JPMorgan
	Index 2 Month					Chase Bank
Receive	Forward	369	0.16%	110	12/17/12	NA	1,872
Dow Jones-
UBS
	Commodity					JPMorgan
	Index 2 Month					Chase Bank
Receive	Forward	325	0.16%	97	12/17/12	NA	1,648
Dow Jones-
UBS
	Commodity					JPMorgan
	Index 2 Month					Chase Bank
Receive	Forward	396	0.16%	120	12/17/12	NA	(2)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
FTSE
EPRA/NAREIT
	Developed Real					JPMorgan
	Estate Index					Chase Bank
Receive	Series	37	0.46%	$121	1/15/13	NA	$4,370
FTSE
EPRA/NAREIT
	Developed Real					JPMorgan
	Estate Index					Chase Bank
Receive	Series	16	0.53%	52	3/15/13	NA	1,889
FTSE
EPRA/NAREIT
	Developed Real					JPMorgan
	Estate Index					Chase Bank
Receive	Series	11	0.53%	36	3/15/13	NA	1,298
FTSE
EPRA/NAREIT
	Developed Real					JPMorgan
	Estate Index					Chase Bank
Receive	Series	10	0.53%	33	3/15/13	NA	1,180

$46,629

(a)	Non-income producing security.
(b)	One contract relates to 100 shares.
(c)	One contract relates to 1 share.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of November 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $371,137 and gross unrealized depreciation of investments was $(17,687), resulting in net unrealized appreciation of $353,450.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

CDX-EM	-	Emerging Market Credit Default Swap Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
EPRA	-	European Public Real Estate Association
FTSE	-	Financial Times Stock Exchange
NAREIT	-	National Association of Real Estate Investment Trusts
TIPS	-	Treasury Inflation Protected Security
TOPIX	-	Tokyo Price Index

AllianceBernstein Dynamic All Market

November 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2012:

Investments in Securities	Level 1		Level 2			Level 3			Total
Assets:
Investment Companies	$3,320,670		$	– 0	–	$	– 0	–	$3,320,670
Inflation-Linked Securities	– 0	–		2,340,257			– 0	–	2,340,257
Governments-Treasuries	– 0	–		1,106,677			– 0	–	1,106,677
Options Purchased-Puts	– 0	–		13,937			– 0	–	13,937
Short-Term Investments	4,232,338			549,951			– 0	–	4,782,289

Total Investments in Securities	7,553,008			4,010,822			– 0	–	11,563,830
Other Financial Instruments*:
Assets
Credit Default Swaps	– 0	–		52,775			– 0	–	52,775
Futures Contracts	94,020			– 0	–		– 0	–	94,020
Forward Currency Exchange Contracts	– 0	–		33,851			– 0	–	33,851
Total Return Swaps	– 0	–		46,631			– 0	–	46,631
Liabilities
Futures Contracts	(9,261)			– 0	–		– 0	–	(9,261)
Forward Currency Exchange Contracts	– 0	–		(12,894)			– 0	–	(12,894)
Total Return Swaps	– 0	–		(2)			– 0	–	(2)

Total^	$7,637,767			$4,131,183		$	– 0	–	$11,768,950

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: January 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: January 22, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: January 22, 2013